Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 7,936,153	$ 7,819,514
Deferred issuance cost	18,543	103,847
Prepaid expenses and other current assets	894,311	905,269
Total current assets	8,849,007	8,828,630
Security deposit	22,777	22,777
Furniture and equipment, net	8,772	6,113
Right-of-use lease assets	354,965	108,963
Total assets	9,235,521	8,966,483
Current liabilities:
Accounts payable	1,115,497	667,896
Accrued expenses	1,981,630	2,359,339
Accrued compensation	488,125	336,442
Lease liabilities, current	114,023	111,862
Convertible debt		1,372,873
Total current liabilities	3,699,275	4,848,412
Non-current liabilities:
Lease liabilities, net of current portion	244,121
Total liabilities	3,943,396	4,848,412
Commitments and contingencies (Note 10)
Shareholders' equity:
Preferred stock, 350,000 shares authorized; none issued or outstanding at December 31, 2025 and December 31, 2024
Common stock, $0.001 par value; 75,000,000 shares authorized; 10,086,130 and 2,514,499 shares issued and outstanding at December 31, 2025 and December 31, 2024, respectively	10,086	2,514
Additional paid-in capital	250,287,382	238,040,520
Accumulated other comprehensive income	45,789	45,789
Accumulated deficit	(245,051,132)	(233,970,752)
Total shareholders' equity	5,292,125	4,118,071
Total liabilities and shareholders' equity	$ 9,235,521	$ 8,966,483